Restructuring (Summary Of Company's Restructuring Liabilities By Reporting Segment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 8	$ 24	$ 55
Provisions	26	5	8
Reversals	(1)	(4)	(8)
Payments	(15)	(21)	(36)
Foreign currency			(3)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	12	8	24
Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5	18	52
Provisions	1	4	8
Reversals	(1)	(4)	(8)
Payments	(3)	(13)	(31)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	2	5	18
PT [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	6	19	44
Provisions	6	7	12
Reversals	(1)	(3)	(7)
Payments	(7)	(17)	(27)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	4	6	19
PT [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	4	15	43
Provisions	1	4	7
Reversals	(1)	(3)	(7)
Payments	(2)	(12)	(25)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	2	4	15
VCS [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	1	3	8
Provisions	16	2	4
Reversals		(1)	(1)
Payments	(6)	(3)	(8)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	5	1	3
VCS [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	1	3	8
Provisions			1
Reversals		(1)	(1)
Payments	(1)	(1)	(5)
Restructuring Reserve, Ending Balance		1	3
Total Reporting Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	7	22	52
Provisions	22	9	16
Reversals	(1)	(4)	(8)
Payments	(13)	(20)	(35)
Foreign currency			(3)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	9	7	22
Total Reporting Segment [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5	18	51
Provisions	1	4	8
Reversals	(1)	(4)	(8)
Payments	(3)	(13)	(30)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	2	5	18
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	1	2	3
Provisions	4
Payments	(2)	(1)	(1)
Restructuring Reserve, Ending Balance	3	1	2
Corporate [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance			1
Payments			$ (1)